Business combination (Details)	Mar. 31, 2026 USD ($)
Business combination
Identified intangible asset (export heavy crude oil license)	$ 1,998,417
Total fair value of net identifiable assets acquired	2,000,000
Total purchase consideration (common shares issued)	2,000,000
Goodwill recognized on acquisition	$ 0